Ordinary Shares - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Feb. 22, 2017	Jun. 30, 2016
Yun Chen Capital Cayman
Class of Stock [Line Items]
Percentage of the company owned by parent							47.40%
Ping An Insurance (Group) Company of China Ltd. [Member]
Class of Stock [Line Items]
Percentage of the company owned by parent				52.00%		6.50%	47.40%
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding	36,347,496			118,926,687	118,056,345
Shares converted into Class A ordinary shares from Class B ordinary shares during the period			6,964,612
Class A Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding	27,354,496
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering	8,993,000
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding	68,788,940
Class B Ordinary Shares [Member] | Prior to the Completion of the IPO on December 11, 2013 [Member]
Class of Stock [Line Items]
Number of ordinary shares outstanding	68,788,940
American Depositary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Newly issued shares through offering	8,993,000
Proceeds from issuance of common stock	$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Class of Stock [Line Items]
Newly issued shares through offering		2,424,801
Proceeds from issuance of common stock		$ 97,344